Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

A summary of the change in the carrying amount of goodwill for the year ended December 31, 2013 is as follows (the Company did not have any goodwill during the year ended December 31, 2012 or prior):

Goodwill
Balance at December 31, 2012	$—
Crossline business combination	3,638
Balance at December 31, 2013	$3,638

The components of the Company's other intangible assets as of December 31, 2013 and 2012 are as follows:

	December 31, 2013			December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Trade name	$1,720	$—	$1,720	$—	$—	$—
Customer relationships	2,350	(392)	1,958	2,350	(98)	2,252
Non-compete agreement	380	—	380	—	—	—
Active agent list	330	(88)	242	330	(22)	308
State licenses	104	—	104	—	—	—
Total finite-lived intangible assets	$4,884	$(480)	$4,404	$2,680	$(120)	$2,560
Indefinite-lived intangible assets:
Trade name	$1,030	—	$1,030	$1,030	—	$1,030
Total indefinite-lived intangible assets	1,030	—	1,030	1,030	—	1,030
Total other intangible assets	$5,914	$(480)	$5,434	$3,710	$(120)	$3,590

The Company recorded amortization expense related to its definite-lived intangible assets, $360, $120 and $0 during the years ended December 31, 2013, 2012 and 2011. Estimated future amortization expense for each of the years ended December 31, is as follows: 2014, $1,020; 2015, $916; 2016, $916; 2017, $768; 2018, $294; thereafter, $490. Estimated amortization expense was based on existing intangible asset balances as of December 31, 2013. Actual amortization expense may vary from these estimates.

The Company completed its first annual impairment test of existing other intangible assets with indefinite lives during the year ended December 31, 2013 (as of October 1, 2013), and no impairment losses were incurred. This test involved the use of estimates related to the fair value of the other intangible assets with indefinite lives, and require a significant degree of judgment and the use of subjective assumptions. The fair value of the other intangible asset tested for impairment (trade name) was determined using a discounted cash flow method. This method required management to make internal estimates related to future revenues, expenses and income tax rates, which were considered Level 3 inputs. As the Company's goodwill was measured at fair value as of December 18, 2013 (the date of its acquisition of Crossline), goodwill was not tested for impairment during the year ended December 31, 2013. The Company will complete its first annual impairment test of goodwill as of October 1, 2014.